Document and Entity Information In Thousands	9 Months Ended
	Sep. 30, 2011	Nov. 14, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Cheviot Financial Corp.
Entity Central Index Key	0001528843
Trading Symbol	chev
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		8,864,908
Document Type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands	Sep. 30, 2011	Dec. 30, 2010
ASSETS
Cash and due from banks	$ 8,884	$ 5,776
Federal funds sold	20,933	5,924
Interest-earning deposits in other financial institutions	15,384	6,449
Cash and cash equivalents	45,201	18,149
Investment securities available for sale - at fair value	90,748	88,382
Mortgage-backed securities available for sale - at fair value	8,015	4,279
Mortgage-backed securities held to maturity - at cost, approximate market value of $4,498 and $4,916 at September 30, 2011 and December 31, 2010, respectively	4,340	4,779
Loans receivable - net	394,915	220,998
Loans held for sale - at lower of cost or market	2,545	4,440
Real estate acquired through foreclosure - net	4,190	2,007
Office premises and equipment - at depreciated cost	10,063	4,610
Federal Home Loan Bank stock - at cost	8,366	3,375
Accrued interest receivable on loans	1,661	925
Accrued interest receivable on mortgage-backed securities	29	23
Accrued interest receivable on investments and interest-earning deposits	421	392
Goodwill	10,309
Core deposit intangible - net	1,118
Prepaid expenses and other assets	4,312	1,510
Bank-owned life insurance	10,246	3,791
Prepaid federal income taxes	885	409
Deferred federal income taxes	3,152
Total assets	600,516	358,069
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	480,390	257,852
Advances from the Federal Home Loan Bank	42,024	27,300
Advances by borrowers for taxes and insurance	1,772	1,440
Accrued interest payable	163	99
Accounts payable and other liabilities	4,037	1,955
Deferred federal income taxes		4
Total liabilities	528,386	288,650
Commitments and contingencies
Shareholders' equity
Preferred stock - authorized 5,000,000 shares, $.01 par value; none issued
Common stock - authorized 30,000,000 shares, $.01 par value; 9,918,751 shares issued at September 30, 2011 and December 31, 2010	99	99
Additional paid-in capital	43,870	43,878
Shares acquired by stock benefit plans	(1,270)	(1,302)
Treasury stock - at cost, 1,053,843 shares at September 30, 2011 and December 31, 2010	(12,859)	(12,860)
Retained earnings - restricted	41,855	40,655
Accumulated comprehensive income (loss), unrealized gains (losses) on securities available for sale, net of related tax effects	435	(1,051)
Total shareholders' equity	72,130	69,419
Total liabilities and shareholders' equity	$ 600,516	$ 358,069

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parentheticals) (USD $) In Thousands, except Per Share data	Sep. 30, 2011	Dec. 30, 2010
Statement Of Financial Position [Abstract]
Mortgage-backed securities held to maturity, approximate market value (in dollars)	$ 4,498	$ 4,916
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares issued
Common stock, shares authorized	30,000,000	30,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares issued	9,918,751	9,918,751
Treasury stock, shares	1,053,843	1,053,843

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Interest income
Loans	$ 5,384	$ 3,301	$ 14,236	$ 10,214
Mortgage-backed securities	70	66	208	228
Investment securities	591	436	1,624	1,285
Interest-earning deposits and other	85	38	222	115
Total interest income	6,130	3,841	16,290	11,842
Interest expense
Deposits	1,286	844	3,503	2,629
Borrowings	297	286	912	1,004
Total interest expense	1,583	1,130	4,415	3,633
Net interest income	4,547	2,711	11,875	8,209
Provision for losses on loans	200	150	400	250
Net interest income after provision for losses on loans	4,347	2,561	11,475	7,959
Other income (expense)
Rental	33	17	91	48
Gain on sale of loans	204	306	429	389
Gain (loss) on sale of real estate acquired through foreclosure	(47)	(1)	75	(23)
Earnings on bank-owned life insurance	84	35	208	104
Other operating	428	116	1,086	324
Total other income	702	473	1,889	842
General, administrative and other expense
Employee compensation and benefits	1,652	1,034	4,774	3,286
Occupancy and equipment	413	180	948	503
Property, payroll and other taxes	294	233	892	732
Data processing	161	63	381	175
Legal and professional	170	233	712	469
Advertising	87	50	367	150
FDIC expense	177	67	481	214
Other operating	682	201	1,651	596
Total general, administrative and other expense	3,636	2,061	10,206	6,125
Earnings before income taxes	1,413	973	3,158	2,676
Federal income taxes
Current	168	254	(243)	785
Deferred	276	36	977	127
Total federal income taxes	444	290	734	912
NET EARNINGS	$ 969	$ 683	$ 2,424	$ 1,764
EARNINGS PER SHARE
Basic (in dollars per share)	$ 0.11	$ 0.08	$ 0.28	$ 0.2
Diluted (in dollars per share)	$ 0.11	$ 0.08	$ 0.28	$ 0.2
Dividends per common share (in dollars per share)	$ 0.12	$ 0.11	$ 0.36	$ 0.33

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Statement Of Income and Comprehensive Income [Abstract]
Net earnings for the period	$ 969	$ 683	$ 2,424	$ 1,764
Other comprehensive income, net of tax expense:
Unrealized holding gains on securities during the period, net of tax expense of $766 and $369 for the nine months ended September 30, 2011 and 2010, respectively, and $120 and $53 for the three months ended September 30, 2011 and 2010, respectively	232	102	1,486	717
Comprehensive income	1,201	785	3,910	2,481
Accumulated comprehensive incomeAccumulated comprehensive income	$ 435	$ 337	$ 435	$ 337

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Comprehensive Income [Abstract]
Unrealized holding gains on securities during the period, tax expense (in dollars)	$ 120	$ 53	$ 766	$ 369

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net earnings for the period	$ 2,424	$ 1,764
Adjustments to reconcile net earnings to net cash provided by operating activities:
Amortization of premiums and discounts on investment and mortgage-backed securities, net	(81)	21
Depreciation	387	240
Amortization expense related to stock benefit plans	10	380
Amortization of deferred loan origination fees - net	88	39
Amortization of intangible assets	180
Amortization of fair value adjustments	(1,267)
Proceeds from sale of loans in the secondary market	37,186	15,354
Loans originated for sale in the secondary market	(34,897)	(18,104)
Gain on sale of loans	(429)	(389)
(Gain) loss on sale of real estate acquired through foreclosure	(75)	23
Impairment on real estate acquired through foreclosure	358	102
Federal Home Loan Bank stock dividends		(6)
Earnings on bank-owned life insurance	(208)	(104)
Provision for losses on loans	400	250
Increase (decrease) in cash, net of acquisition, due to changes in:
Accrued interest receivable on loans	(20)	64
Accrued interest receivable on mortgage-backed securities	18	10
Accrued interest receivable on investments and interest-earning deposits	100	(10)
Prepaid expenses and other assets	267	(45)
Accrued interest payable	(692)	(36)
Accounts payable and other liabilities	(2,516)	35
Federal income taxes
Current	560	(110)
Deferred	977	127
Net cash provided by (used in) operating activities	2,770	(395)
Cash flows used in investing activities:
Principal repayments on loans	33,500	37,814
Loan disbursements	(13,473)	(23,785)
Purchase of investment securities - available for sale	(28,346)	(76,670)
Proceeds from maturity of investment securities - available for sale	44,050	72,101
Principal repayments on mortgage-backed securities - available for sale	1,037	542
Principal repayments on mortgage-backed securities - held to maturity	439	740
Additions to real estate acquired through foreclosure	(100)	(96)
Proceeds from sale of real estate acquired through foreclosure	2,388	531
Purchase of office premises and equipment	(913)	(34)
Cash paid for acquisition, net of cash received	(4,200)
Net cash provided by investing activities	34,382	11,143
Cash flows provided by financing activities:
Net increase in deposits - net of acquisition	1,813	11,877
Proceeds from Federal Home Loan Bank advances - net of acquisition	11,000	10,000
Repayments on Federal Home Loan Bank advances - net of acquisition	(19,254)	(14,969)
Advances by borrowers for taxes and insurance - net of acquisition	(960)	(481)
Repayments on other borrowings	(1,490)
Treasury stock repurchases		(31)
Stock option expense, net	15	91
Dividends paid on common stock	(1,224)	(1,122)
Net cash provided by (used in) financing activities	(10,100)	5,365
Net increase in cash and cash equivalents	27,052	16,113
Cash and cash equivalents at beginning of period	18,149	11,283
Cash and cash equivalents at end of period	45,201	27,396
Cash paid during the period for:
Federal income taxes	235	794
Interest on deposits and borrowings	4,479	3,597
Supplemental disclosure of noncash investing activities:
Transfer of loans to real estate acquired through foreclosure	2,350	181
Loans originated upon sales of real estate acquired through foreclosure	102
Recognition of mortgage servicing rights	$ 140	$ 118

Basis of Presentation	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements Disclosure and Significant Accounting Policies [Abstract]
Basis of Presentation
1.       Basis of Presentation

Cheviot Financial Corp. (“Cheviot Financial” or the “Corporation”) is a savings and loan holding company, the principal asset of which consists of its ownership of Cheviot Savings Bank (the “Savings Bank”).  The Savings Bank conducts a general banking business in southwestern Ohio which consists of attracting deposits and applying those funds to the origination of primarily real estate loans.   The Corporation is 62% owned by Cheviot Mutual Holding Company.  Earnings per share is reported including all shares held by Cheviot Mutual Holding Company. Cheviot Mutual Holding Company has waived the receipt of dividends declared by the Corporation since incorporation. Cheviot Savings’ profitability is significantly dependent on net interest income, which is the difference between interest income from interest-earning assets and the interest expense paid on interest-bearing liabilities.  Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances.

On March 16, 2011, the Corporation completed the acquisition of First Franklin Corporation (“First Franklin”) and its wholly-owned subsidiary, The Franklin Savings and Loan Company (“Franklin Savings”).  Accordingly, the Corporation’s unaudited consolidated financial statements for the three and nine month periods ended September 30, 2011 includes the accounts of First Franklin for the period March 17, 2011 to September 30, 2011.

On July 12, 2011 Cheviot Mutual Holding Company and the Corporation adopted a Plan of Conversion whereby the mutual holding company would convert from mutual to stock form.  As part of the Plan of Conversion the pro forma value of the 62% of the Corporation owed by the Mutual Holding Company would be sold in a subscription and community offering and, if necessary, a syndicated community offering.  The Plan of Conversion was conditionally approved by the Federal Reserve Board, and consummation of the transactions contemplated thereby remains subject to certain conditions, including approval by the Mutual Holding Company’s members and the Corporation’s stockholders.

The accompanying unaudited financial statements were prepared in accordance with instructions for Form 10-Q and, therefore, do not include information or footnotes necessary for a complete presentation of financial position, results of operations and cash flows in conformity with accounting principles generally accepted in the United States of America.  Accordingly, these consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto of Cheviot Financial included in the Annual Report on Form 10-K for the year ended December 31, 2010.  However, in the opinion of management, all adjustments (consisting of only normal recurring accruals) which are necessary for a fair presentation of the consolidated financial statements have been included.  The results of operations for the three and nine month periods ended September 30, 2011, are not necessarily indicative of the results which may be expected for the entire year.

Cheviot Financial evaluates subsequent events through the date of filing with the Securities and Exchange Commission.

Principles of Consolidation	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements Disclosure [Abstract]
Principles of Consolidation
2.       Principles of Consolidation

The accompanying consolidated financial statements as of and for the three and nine months ended September 30, 2011 include the accounts of the Corporation and its wholly-owned subsidiary, the Savings Bank.  All significant intercompany items have been eliminated.

Liquidity and Capital Resources	9 Months Ended
Sep. 30, 2011
Liquidity and Capital Resources [Abstract]
Liquidity and Capital Resources
3.       Liquidity and Capital Resources

Liquidity describes our ability to meet the financial obligations that arise in the ordinary course of business.  Liquidity is primarily needed to meet the borrowing and deposit withdrawal requirements of our customers and to fund current and planned expenditures.  Our primary sources of funds are deposits, scheduled amortization and prepayments of loan principal and mortgage-backed securities, maturities and calls of securities and funds provided by our operations.  In addition, we may borrow from the Federal Home Loan Bank of Cincinnati.  At September 30, 2011 and December 31, 2010, we had  $42.0 million and  $27.3 million, respectively, in outstanding borrowings from the Federal Home Loan Bank of Cincinnati and had the capacity to increase such borrowings at those dates by approximately  $157.2 million and  $115.3 million, respectively.

Loan repayments and maturing securities are a relatively predictable source of funds.  However, deposit flows, calls of securities and prepayments of loans and mortgage-backed securities are strongly influenced by interest rates, general and local economic conditions and competition in the marketplace.  These factors reduce the predictability of these sources of funds.

Our primary investing activities are the origination of one- to four-family real estate loans, commercial real estate, construction and consumer loans, and the purchase of securities.  For the nine months ended September 30, 2011, loan originations totaled  $48.4 million, compared to  $41.9 million for the nine months ended September 30, 2010.

Total deposits increased  $222.5 million during the nine months ended September 30, 2011 and increased  $11.9 million during the nine months ended September 30, 2010, respectively.  The increase during the nine months ended September 30, 2011 is due to the purchase of First Franklin.  Deposit flows are affected by the level of interest rates, the interest rates and products offered by competitors and other factors.

The following table sets forth information regarding the Corporation’s obligations and commitments to make future payments under contract as of September 30, 2011.

		Payments due by period
	Less	More than	More than	More
	than	1-3	4-5	than
	1 year	years	years	5 years	Total
	(In thousands)

Contractual obligations:
Advances from the Federal Home Loan Bank	$9,952	$3,326	$5,318	$23,428	$42,024
Certificates of deposit	129,997	75,755	67,957	981	274,690

Amount of loan commitments and expiration per period:
Commitments to originate one- to four-family loans	4,193	-	-	-	4,193
Home equity lines of credit	28,845	-	-	-	28,845
Commercial lines of credit	263	-	-	-	263
Undisbursed loans in process	3,148	-	-	-	3,148

Total contractual obligations	$176,398	$79,081	$73,275	$24,409	$353,163

We are committed to maintaining a strong liquidity position.  We monitor our liquidity position on a daily basis.  We anticipate that we will have sufficient funds to meet our current funding commitments.  Based on our deposit retention experience and current pricing strategy, we anticipate that a significant portion of maturing time deposits will be retained.

At September 30, 2011 and 2010, we exceeded all of the applicable regulatory capital requirements.  Our core (Tier 1) capital was  $58.6 million and  $56.9 million, or 10.0% and 16.7% of total assets at September 30, 2011 and 2010, respectively.  In order to be classified as “well-capitalized” under federal banking regulations, we were required to have core capital of at least  $36.0 million, or 6.0% of assets as of September 30, 2011.  To be classified as a well-capitalized bank, we must also have a ratio of total risk-based capital to risk-weighted assets of at least 10.0%.  At September 30, 2011 and 2010, we had a total risk-based capital ratio of 18.3% and 34.8%, respectively.

Earnings per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings per Share
4.       Earnings per Share

Basic earnings per share is computed based upon the weighted-average common shares outstanding during the period, less shares in the ESOP that are unallocated and not committed to be released plus shares in the ESOP that have been allocated.  The weighted average common shares outstanding includes 5,455,313 shares held by Cheviot Mutual Holding Company. Weighted-average common shares deemed outstanding gives effect to 107,126 and 142,833 unallocated shares held by the ESOP for the three and nine months ended September 30, 2011 and 2010, respectively.

	For the nine months ended		For the three months ended
	September 30,		September 30,
	2011	2010	2011	2010

Weighted-average common shares outstanding (basic)	8,757,782	8,723,800	8,757,782	8,722,075

Dilutive effect of assumed exercise of stock options	8,850	9,051	9,219	9,179

Weighted-average common shares outstanding (diluted)	8,766,632	8,732,851	8,767,001	8,731,254

Stock Incentive Plan	9 Months Ended
Sep. 30, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Incentive Plan
5.       Stock Incentive Plan

On April 26, 2005, the Corporation approved a Stock Incentive Plan that provides for grants of up to 486,018 stock options.  During 2011, 2010, and 2009 approximately 4,400, 8,860, and 8,060 option awards for shares were granted, all of which are subject to five year vesting.

The Corporation follows Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 718 (ASC 718), “Compensation – Stock Compensation,” for its stock option plans, and accordingly, the Corporation recognizes the expense of these grants as required. Stock-based employee compensation costs pertaining to stock options have been reflected as a net increase in shareholders’ equity, for both any new grants, as well as for all unvested options outstanding at December 31, 2005, in both cases using the fair values established by usage of the Black-Scholes option pricing model, and are expensed over the vesting period of the underlying option.

The Corporation elected the modified prospective transition method in applying ASC 718. Under this method, the compensation cost recorded for unvested equity-based awards is based on their grant-date fair value. For the nine months ended September 30, 2011, the Corporation recorded  $15,000 in after-tax compensation cost for equity-based awards that vested during the nine months ended September 30, 2011.  The Corporation has  $73,000 unrecognized pre-tax compensation cost related to non-vested equity-based awards granted under its stock incentive plan as of September 30, 2011, which is expected to be recognized over a weighted-average vesting period of approximately 0.2 years.

A summary of the status of the Corporation’s stock option plan as of September 30, 2011 and the year ended December 31, 2010, as well as the changes during the periods then ended are presented below:

	Nine months ended		Year ended
	September 30, 2011		December 31, 2010
		Weighted-		Weighted-
		average		average
		exercise		exercise
	Shares	price	Shares	price

Outstanding at beginning of period	421,200	$11.05	412,340	$11.17
Granted	4,400	9.04	8,860	8.07
Exercised	-	-	-	-
Forfeited	-	-	-	-

Outstanding at end of period	425,600	$11.02	421,200	$11.05

Options exercisable at period-end	404,760	$11.14	397,260	$11.16

Fair value of options granted		$5.30		$4.83

The following information applies to options outstanding at September 30, 2011:

Number outstanding	425,600
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.14
Weighted-average remaining contractual life	4.0 years

The expected term of options is based on evaluations of historical and expected future employee exercise behavior.  The risk-free interest rate is based upon the U.S. Treasury rates at the date of grant with maturity dates approximately equal to the expected life at grant date.  Volatility is based upon the historical volatility of the Corporation’s stock.

The fair value of each option was estimated on the date of grant using the modified Black-Scholes options pricing model with the following weighted-average assumptions used for grants in 2011:  dividend yield of 5.22%, expected volatility of 44.17%, risk-free interest rate of 2.98% and an expected life of 10 years for each grant.

The effects of expensing stock options are reported in “cash provided by financing activities” in the Consolidated Statements of Cash Flows.

Investment and Mortgage-backed Securities	9 Months Ended
Sep. 30, 2011
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-backed Securities
6.   Investment and Mortgage-backed Securities

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities at September 30, 2011 and December 31, 2010 are shown below.

		September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
		(In thousands)
Available for Sale:
U.S. Government agency securities	$87,233	$264	$9	$87,488
Municipal obligations	3,140	138	18	3,260

	$90,373	$402	$27	$90,748

		December 31, 2010
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
		(In thousands)
Available for Sale:
U.S. Government agency securities	$88,529	$102	$1,622	$87,009
Municipal obligations	1,545	5	177	1,373

	$90,074	$107	$1,799	$88,382

The amortized costs of investment securities at September 30, 2011, by contractual term to maturity, are shown below.

September 30,
2011
(In thousands)
Less than one year	$70,846
One to five years	10,954
Five to ten years	1,325
More than ten years	7,248

$90,373

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities at September 30, 2011 and December 31, 2010 are shown below.

		September 30, 2011
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
		(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$1,185	$141	$1	$1,325
Federal National Mortgage Association adjustable-rate participation certificates	2,895	55	3	2,947
Government National Mortgage Association adjustable-rate participation certificates	3,650	109	16	3,743

	$7,730	$305	$20	$8,015

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$409	$9	$1	$417
Federal National Mortgage Association adjustable-rate participation certificates	444	8	2	450
Government National Mortgage Association adjustable-rate participation certificates	3,487	145	1	3,631

	$4,340	$162	$4	$4,498

		December 31, 2010

		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	gains	losses	value
		(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$723	$13	$-	$736
Federal National Mortgage Association adjustable-rate participation certificates	548	17	-	565
Government National Mortgage Association adjustable-rate participation certificates	2,908	70	-	2,978

	$4,179	$100	$-	$4,279

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$464	$10	$1	$473
Federal National Mortgage Association adjustable-rate participation certificates	515	7	-	522
Government National Mortgage Association adjustable-rate participation certificates	3,800	121	-	3,921

	$4,779	$138	$1	$4,916

The amortized cost of mortgage-backed securities, including those designated as available for sale at September 30, 2011, by contractual terms to maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may generally prepay obligations without prepayment penalties.

September 30,
2011
(In thousands)

Due in one year or less	$570
Due in one year through five years	2,411
Due in five years through ten years	3,334
Due in more than ten years	5,755

$12,070

The table below indicates the length of time individual securities have been in a continuous unrealized loss position at September 30, 2011:

	Less than 12 months			12 months or longer				Total
Description of	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
securities	investments	value	losses	investments	value	losses	investments	value	losses
				(Dollars in thousands)

U.S. Government agency securities	2	$9,991	$9	-	$-	$-	2	$9,991	$9
Municipal obligations	-	-	-	1	697	18	1	697	18
Mortgage-backed securities	14	761	23	5	43	1	19	804	24

Total temporarily impaired securities	16	$10,752	$32	6	$740	$19	22	$11,492	$51

Management does not intend to sell any of the debt securities with an unrealized loss and does not believe that it is more likely than not that it will be required to sell a security in an unrealized loss position prior to a recovery in value.  The fair values are expected to recover as securities approach maturity dates. The Corporation has evaluated these securities and has determined that the decline in their values is temporary.

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Taxes
7.       Income Taxes

The Corporation uses an asset and liability approach to accounting for income taxes. The asset and liability approach requires the recognition of deferred tax assets and  liabilities  for the expected  future tax  consequences of temporary differences  between  the  carrying  amounts  and the tax  bases of  assets  and liabilities.  Deferred tax assets are recognized if it is more likely than not that a future benefit will be realized.  The Corporation accounts for income taxes  in  accordance  with  FASB ASC 740, Income Taxes, which prescribes the  recognition  and  measurement  criteria  related to tax positions  taken or expected to be taken in a tax return.

The Corporation’s principal temporary differences between financial income and taxable income result mainly from different methods of accounting for Federal Home Loan Bank stock dividends, the general loan loss allowance, deferred compensation, stock benefit plans and fair value adjustments arising from the First Franklin acquisition.  The Corporation has approximately  $6.4 million of operating losses to carryforward for the next 20 years.  These loss carryforwards are subject to the Internal Revenue Code section 382 limitations which allow approximately  $1.1 million of the losses on an annual basis to offset current year taxable income.

The  Corporation  recognizes the financial  statement  benefit of a tax position only after  determining  that the relevant tax authority  would more likely than not sustain the  position  following  an audit.  For tax positions meeting the more-likely-than-not   threshold,   the amount   recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.  The Corporation has applied this standard to all tax positions for which the statute of limitations remained open. The Corporation was not required to record any liability for unrecognized tax benefits as of September 30, 2011.

The Corporation is subject to income taxes in the United States.  Tax regulations are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply.  With few exceptions, the Corporation is no longer subject to U.S. federal, or state and local, tax examinations for years before 2008.

The Corporation will recognize, if applicable, interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses.

Federal income tax on earnings differs from that computed at the statutory corporate tax rate for the nine months ended September 30, 2011 and 2010:

	2011	2010
	(Dollars in thousands)

Federal income taxes at statutory rate of 34%	$1,074	$910
Increase (decrease) in taxes resulting primarily from:
Stock compensation	(7)	49
Nontaxable interest income	(28)	(16)
Cash surrender value of life insurance	(71)	(35)
Utilization of net operating loss carryforwards, previously reserved	(241)	-
Other	7	4

Federal income taxes per consolidated financial statements	$734	$912

Effective tax rate	23.2%	34.1%

Disclosures about Fair Value of Assets and Liabilities	9 Months Ended
Sep. 30, 2011
Derivatives and Fair Value [Abstract]
Disclosures about Fair Value of Assets and Liabilities
8.       Disclosures about Fair Value of Assets and Liabilities

Fair value is defined  as the price that would be  received  to sell an asset or paid  to  transfer  a  liability  in  an  orderly   transaction  between  market participants at the measurement  date. A three-level hierarchy exists for fair value measurements based upon the inputs to the valuation of an asset or liability.

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair value methods and assumptions are set forth below for each type of financial instrument.

Securities available for sale:  Fair values on available for sale securities were based upon a market approach. Securities which are fixed income instruments that are not quoted on an exchange, but are traded in active markets, are valued using prices obtained from our custodian, which used third party data service providers.

Available for sale securities include U.S. agency securities, municipal bonds and mortgage-backed agency securities.

                        Fair Value Measurements at September 30, 2011 and December 31, 2010

	Quoted prices
	in active	Significant	Significant
	markets for	other	other
	identical	observable	unobservable
	assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)
Securities available for sale at September 30, 2011:

U.S. Government agency securities	-	$87,488	-
Municipal obligations	-	$3,260	-
Mortgage-backed securities	-	$8,015	-

Securities available for sale at December 31, 2010:

U.S. Government agency securities	-	$87,009	-
Municipal obligations	-	$1,373	-
Mortgage-backed securities	-	$4,279	-

The Corporation is predominately an asset-based lender with real estate serving as collateral on a substantial majority of loans.  Loans which are deemed to be impaired are primarily valued on a nonrecurring basis at the fair values of the underlying real estate collateral.  In addition, on the acquisition date the Corporation independently fair valued  $25.0 million of First Franklin’s impaired loans, as well as  $173.2 million of performing loans.  First Franklin’s impaired loans subject to fair value adjustments are not included in Cheviot Financial’s non-performing loan totals.  Such loans are considered performing under Topic ASC 310-30, even though the loans are contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and the resulting loss provisions or future period yield adjustments. The fair values were obtained using independent appraisals, which the Corporation considers to be Level 2 inputs.  The aggregate carrying amount of the Corporation’s impaired loans at September 30, 2011 was  $5.0 million, compared to  $4.9 million at December 31, 2010.

The Corporation has real estate acquired through foreclosure totaling  $4.2 million at September 30, 2011, compared to  $2.0 million at December 31, 2010.  Real estate acquired through foreclosure is carried at the lower of the cost or fair value less estimated selling expenses at the date of acquisition. Fair values are obtained using independent appraisals, based on comparable sales which the Corporation considers to be Level 2 inputs.  The aggregate amount of real estate acquired through foreclosure that is carried at fair value was  $3.5 million at September 30, 2011 and  $1.1 million at December 31, 2010.  The aggregate amount of real estate acquired through foreclosure that is carried at cost was  $734,000 at September 30, 2011.

Effects of Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2011
Accounting Changes and Error Corrections [Abstract]
Effects of Recent Accounting Pronouncements
9.       Effects of Recent Accounting Pronouncements

We adopted the following accounting guidance in 2011, none of which had a material effect, if any, on our consolidated financial position or results of operations.

In January 2010, the FASB issued ASU No. 2010-06 “Improving Disclosures about Fair Value Measurements,” which amends the guidance for fair value measurements and disclosures. The guidance in ASU 2010-06 requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. Furthermore, ASU 2010-06 requires a reporting entity to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs; clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value; and amends guidance on employers’ disclosures about postretirement benefit plan assets to require that disclosures be provided by classes of assets instead of by major categories of assets. The new guidance is effective for interim and annual reporting periods beginning January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective January 1, 2011 and for interim periods thereafter. In the period of initial adoption, entities are not required to provide the amended disclosures for any previous periods presented for comparative purposes. The adoption of this guidance did not have a material impact on our annual and interim financial statement disclosures and did not have any impact on our consolidated financial statements.

In December 2010, the FASB issued ASU 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” This ASU modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating an impairment may exist. The qualitative factors are consistent with the existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the amendments in this Update are effective for fiscal year, and interim periods within those years, beginning after December 15, 2010.  Adoption of this guidance on January 1, 2011 did not have a material effect on the Corporation’s results of operation or financial position.

In December 2010, the FASB issued ASU 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations.” The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the current and comparable prior annual reporting period.  The amendments also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  Management has provided the required pro forma disclosures in the period of acquisition of First Franklin for the quarter ended March 31, 2011.

In April 2011, the FASB ASU No. 2011-02, “Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” ASU 2011-02 clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. ASU 2011-02 will be effective for the Corporation on July 1, 2011, and applies retrospectively to restructurings occurring on or after January 1, 2011. Adoption of ASU 2011-02 is not expected to have a material impact on the Corporation’s financial statements.

In May 2011, the FASB issued ASU 2011-4, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” This Update provides guidance which is expected to result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. It changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. It is not intended for this Update to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the Board’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. We do not anticipate any material impact from this Update.

In June 2011, the FASB issued ASU 2011-5, “Comprehensive Income (Topic 220).” In this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. They also do not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. The amendments in this Update should be applied retrospectively. The amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. We do not anticipate any material impact from this Update.

In September 2011, the FASB issued ASU 2011-8, “Intangibles - Goodwill and Other (Topic 350):  Testing Goodwill for Impairment.” The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment.  The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2011
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
10.       Fair Value of Financial Instruments

Fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practical to estimate the value, is based upon the characteristics of the instruments and relevant market information. Financial instruments include cash, evidence of ownership in an entity or contracts that convey or impose on an entity the contractual right or obligation to either receive or deliver cash for another financial instrument. These fair value estimates are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price for which an asset could be sold or liability could be settled. However, given there is no active market or observable market transactions for many of the Corporation’s financial instruments, it has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. The fair value estimates are determined in accordance with SFAS No. 157.

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for financial instruments at September 30, 2011:

Cash and cash equivalents: The carrying amounts presented in the consolidated statements of financial condition for cash and cash equivalents are deemed to approximate fair value.

Investment and mortgage-backed securities: For investment and mortgage-backed securities, fair value is deemed to equal the quoted market price.

Loans receivable:  The loan portfolio was segregated into categories with similar characteristics, such as one-to four-family residential, multi-family residential and commercial real estate.  These loan categories were further delineated into fixed-rate and adjustable-rate loans.  The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality.  For loans on deposit accounts, fair values were deemed to equal the historic carrying values.  The historical carrying amount of accrued interest on loans is deemed to approximate fair value.

Federal Home Loan Bank stock: The carrying amount presented in the consolidated statements of financial condition is deemed to approximate fair value.

Deposits:  The fair value of NOW accounts, passbook accounts, and money market demand deposits is deemed to approximate the amount payable on demand at September 30, 2011.  Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities.

Advances from the Federal Home Loan Bank:  The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by Borrowers for Taxes and Insurance: The carrying amount of advances by borrowers for taxes and insurance is deemed to approximate fair value.

Commitments to extend credit:  For fixed-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates.  At September 30, 2011, the fair value of the derivative loan commitments was not material.

The estimated fair values of the Corporation’s financial instruments at September 30, 2011 and December 31, 2010 are as follows:

	September 30, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In thousands)		(In thousands)
Financial assets
Cash and cash equivalents	$45,201	$45,201	$18,149	$18,149
Investment securities	90,748	90,748	88,382	88,382
Mortgage-backed securities	12,355	12,513	9,058	9,195
Loans receivable - net	397,460	410,517	225,438	233,272
Accrued interest receivable	2,111	2,111	1,340	1,340
Federal Home Loan Bank stock	8,366	8,366	3,375	3,375

	$556,241	$569,456	$345,742	$353,713

Financial liabilities
Deposits	$480,390	$480,378	$257,852	$257,672
Advances from the Federal Home Loan Bank	42,024	43,216	27,300	30,597
Accrued interest payable	163	163	99	99
Advances by borrowers for taxes and insurance	1,772	1,772	1,440	1,440

	$524,349	$525,529	$286,691	$289,808

Acquisition Activity	9 Months Ended
Sep. 30, 2011
Business Combinations [Abstract]
Acquisition Activity
11.   Acquisition Activity

First Franklin Corporation

As previously stated, on March 16, 2011, Cheviot Financial, and its wholly owned subsidiary, Cheviot Savings Bank, completed the acquisition of First Franklin and its wholly-owned subsidiary, Franklin Savings.  The acquisition was consummated in accordance with an Agreement and Plan of Merger (the “Merger Agreement”), dated as of October 12, 2010, by and among Cheviot Financial Corp., Cheviot Savings Bank, Cheviot Merger Subsidiary, Inc., First Franklin and Franklin Savings.

At the effective time of the acquisition, each share of common stock, par value  $0.01 per share, of First Franklin (other than shares owned by First Franklin, Cheviot Financial, Cheviot Savings Bank and Merger Subsidiary) was converted into the right to receive  $14.50 in cash.  Each First Franklin stock option outstanding at the time of the closing was converted into an amount of cash equal to the positive difference, if any, between  $14.50 and the exercise price of such stock option.  The aggregate cash consideration paid in the acquisition (including the cancellation of stock options) was approximately  $24.7 million.

The acquired assets and assumed liabilities were measured at estimated fair values, as required by the FASB under Business Combinations.  Management made significant estimates and exercised significant judgment in accounting for the acquisition.  Management measured loan fair values based on loan file reviews (including borrower financial statements or tax returns), appraised collateral values, expected cash flows and historical loss factors of Franklin Savings.  Real estate acquired through foreclosure was primarily valued based on appraised collateral values.  The Corporation also recorded an identifiable intangible asset representing the core deposit base of Franklin Savings based on management’s evaluation of the cost of such deposits relative to alternative funding sources.  Management used significant estimates including the average lives of depository accounts, future interest rate levels and the cost of servicing various depository products.  Management used market quotations to fair value investment securities and FHLB advances.

The business combination resulted in the acquisition of loans with and without evidence of credit quality deterioration.  First Franklin’s loans were deemed impaired at the acquisition date if Cheviot Financial did not expect to receive all contractually required cash flows due to concerns about credit quality.  Such loans were fair valued and the difference between contractually required payments at the acquisition date and cash flows expected to be collected was recorded as a nonaccretable difference.  At the acquisition date, Cheviot Financial recorded  $25.0 million of purchased credit-impaired loans subject to a nonaccretable difference of  $5.5 million.  The method of measuring carrying value of purchased loans differs from loans originated by the Corporation (originated loans), and as such, the Corporation identifies purchased loans and purchased loans with a credit quality discount and originated loans at amortized cost.

First Franklin’s loans without evidence of credit deterioration were fair valued by discounting both expected principal and interest cash flows using an observable discount rate for similar instruments that a market participant would consider in determining fair value. Additionally, consideration was given to management’s best estimates of default rates and payment speeds.  At acquisition, First Franklin’s loan portfolio without evidence of deterioration totaled  $173.2 million and was recorded at a fair value of  $171.6 million.

The following table summarizes the purchase of First Franklin as of March 16, 2011:

Purchase price
First Franklin common shares outstanding (in thousands)	1,693
Purchase price per share of First Franklin’s common stock	$14.50
Total value of the First Franklin’s common stock	$24,549
Fair value of outstanding employee stock awards, net of tax	131

Total purchase price	$24,680

Allocation of purchase price
Stockholders’ equity	$20,755

Pre-tax adjustments to reflect acquired assets and liabilities at fair value:
Loans receivable	(2,462)
Real estate owned	(750)
Office premises and equipment	1,970
Core deposit intangible	1,298
Certificates of deposit	(2,718)
Advances from the Federal Home Loan Bank	(838)
Contractual obligations	(4,390)
Other assets/liabilities	427
Pre-tax total adjustments	(7,463)

Deferred income tax benefits, net of valuation allowance	1,079
After-tax total adjustments	(6,384)
Fair value of net assets acquired	14,371

Goodwill resulting from the First Franklin acquisition	$10,309

The following condensed statement reflects the values assigned to First Franklin’s net assets as of the acquisition date:

March 16,
2011
(in thousands)

Assets:
Cash and cash equivalents	$20,480
Investment securities	15,618
Mortgage-backed securities	4,497
Loans receivable – net	196,519
Real estate acquired through foreclosure	2,404
Office premises and equipment	4,927
Goodwill and intangible assets	11,607

Other assets	21,509
Total Assets	$277,561

Liabilities:
Deposits	$221,528
Advances from the Federal Home Loan Bank	23,216
Other borrowings	1,490
Accrued expenses and other liabilities	6,647
Total liabilities	252,881

Fair value of net assets acquired	$24,680

The Corporation recorded goodwill and other intangibles associated with the purchase of First Franklin and Franklin Savings totaling  $11.6 million.  Goodwill is not amortized, but is periodically evaluated for impairment.  The Corporation did not recognize any impairment during the quarter ended September 30, 2011.  The carrying amount of the goodwill at September 30, 2011 was  $10.3 million.

Identifiable intangibles are amortized to their estimated residual values over the expected useful lives.  Such lives are also periodically reassessed to determine if any amortization period adjustments are required.  During the quarter ended September 30, 2011, no such adjustments were recorded.  The identifiable intangible asset consists of a core deposit intangible which is being amortized on an accelerated basis over the useful life of such asset. The net carrying amount of the core deposit intangible at September 30, 2011 was  $1.1 million with  $180,000 in accumulated amortization as of that date.

As of September 30, 2011, the current year and estimated future amortization expense for the core deposit intangible was:

2011	$90
2012	282
2013	206
2014	149
2015	116
2016	110
2017	110
2018	55
Total	$1,118

Financing Receivables	9 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Financing Receivables
12.       Financing Receivables

The recorded investment in loans was as follows as of September 30, 2011:

	One-to four
	Family	Multi-family
	Residential	Residential	Construction		Commercial	Consumer	Total

Purchased loans	$125,123	$15,411	$-		$43,667	$2,918	$187,119
Credit quality discount	(2,446)	(208)	-		(2,408)	(1,584)	(6,646)
Purchased loans book value (3)	122,677	15,203	-		41,259	1,334	180,473
Originated loans (1)	182,991	11,178	5,849	(2)	21,106	262	221,386
Ending balance	$305,668	$26,381	$5,849		$62,365	$1,596	$401,859

(1)	Includes loans held for sale
(2)	Before consideration of undisbursed Loans-in-process
(3)	Loans purchased in acquisition of First Franklin

The carrying amount of purchased loans consisting of credit-impaired purchased loans and non-impaired purchased loans is shown in the following table as of September 30, 2011.

		Credit
	Non-impaired	Impaired
	Purchased Loans	Purchased Loans

One-to-four family residential	$117,061	$5,616
Multi-family residential	14,065	1,138
Construction	-	-
Commercial	32,562	8,697
Consumer	63	1,271
Total	$163,751	$16,722
The following summarizes activity in the allowance for credit losses:

	September 30, 2011
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$979	$49	$33	$180	$1	$1,242
Provision	271	100	-	29	-	400
Charge-offs	(212)	-	(26)	-	(2)	(240)
Recoveries	-	-	-	-	13	13

Ending balance	$1,038	$149	$7	$209	$12	$1,415

Ending balance:
Individually evaluated for impairment	$373	$-	$-	$8	$-	$381

Ending balance:
Collectively evaluated for impairment	$665	$149	$7	$201	$12	$1,034

Loans receivable:

Ending balance	$305,668	$26,381	$5,849	$62,365	$1,596	$401,859

Ending balance:
Individually evaluated for impairment (1)	$121,909	$14,162	$-	$32,909	$63	$169,043

Ending balance:
Collectively evaluated for impairment	$178,143	$11,081	$5,849	$20,759	$262	$216,094

Ending balance:
Loans acquired with deteriorated credit quality	$5,616	$1,138	$-	$8,697	$1,271	$16,722

(1)  Includes loans acquired from First Franklin of  $163,751

	December 31, 2010
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$892	$30	$28	$75	$-	$1,025
Provision	364	19	5	161	1	550
Charge-offs	(277)	-	-	(56)	-	(333)
Recoveries	-	-	-	-	-	-

Ending balance	$979	$49	$33	$180	$1	$1,242

Ending balance:
Individually evaluated for impairment	$217	$-	$-	$-	$-	$217

Ending balance:
Collectively evaluated for impairment	$762	$49	$33	$180	$1	$1,025

Ending balance:
Loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

	December 31, 2010
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total
Loans receivable:

Ending balance	$195,801	$8,594	$7,081	$19,329	$207	$231,012

Ending balance:
Individually evaluated for impairment	$4,989	$-	$-	$222	$-	$5,211

Ending balance:
Collectively evaluated for impairment	$190,812	$8,594	$7,081	$19,107	$207	$225,801

Ending balance:
Loans acquired with deteriorated credit quality	-	-	-	-	-	-

The Corporation assigns credit risk grades to evaluated loans using grading standards employed by regulatory agencies.  Loans judged to carry lower-risk attributes assigned a “pass” grade, with a minimal likelihood of loss.  Loans judged to carry a higher-risk attributes are referred to as “classified loans” and are further disaggregated, with increasing expectations for loss recognition, as “substandard,” “doubtful,” and “loss.”  The Corporation’s Loan Classification of Assets committee assigns the credit risk grades to loans and reports to the board on a monthly basis the “classified asset” report.

The following table summarizes the credit risk profile by internally assigned grade:

	Originated Loans at September 30, 2011
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$178,406	$11,081	$5,849	$20,760	$262	$216,358
Special mention	-	-	-	-	-	-
Substandard	4,585	97	-	346	-	5,028
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$182,991	$11,178	$5,849	$21,106	$262	$221,386

	Loans Receivable at December 31, 2010
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$190,812	$8,594	$7,081	$19,107	$207	$225,801
Special mention	-	-	-	-	-	-
Substandard	4,989	-	-	222	-	5,211
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$195,801	$8,594	$7,081	$19,329	$207	$231,012

	Purchased Loans at September 30, 2011
	One-to four
	Family	Multi-family
	Residential	Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$116,605	$14,899	$-	$38,092	$1,306	$170,902
Special mention	131	-	-	988	-	1,119
Substandard	5,941	304	-	2,179	28	8,452
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$122,677	$15,203	$-	$41,259	$1,334	$180,473

The following table summarizes loans by delinquency, nonaccrual status and impaired loans:

	Age Analysis of Past Due Originated Loans Receivable
	As of September 30, 2011
							Recorded
							Investment
	30-89 Days	Over 90 days	Total Past	Current and		Total	90 Days and
	Past Due	Past Due	Due	Accruing	Nonaccrual	Loans	Accruing

Real Estate:
1-4 family Residential	$649	$4,584	$5,233	$178,407	$4,584	$182,991	-
Multi-family Residential	-	97	97	11,081	97	11,178	-
Construction	-	-	-	5,849	-	5,849	-
Commercial	-	347	347	20,759	347	21,106	-
Consumer	-	-	-	262	-	262	-
Total	$649	$5,028	$5,677	$216,358	$5,028	$221,386	-

	Age Analysis of Past Due Originated Loans Receivable
	As of December 31, 2010
							Recorded
							Investment
	30-89 Days	Over 90 days	Total Past	Current and		Total	90 Days and
	Past Due	Past Due	Due	accruing	Nonaccrual	Loans	Accruing

Real Estate:
1-4 family Residential	$1,017	$4,695	$5,712	$191,106	$4,695	$195,801	-
Multi-family Residential	-	-	-	8,594	-	8,594	-
Construction	-	-	-	7,081	-	7,081	-
Commercial	46	160	206	19,169	160	19,329	-
Consumer	-	-	-	207	-	207	-
Total	$1,063	$4,855	$5,918	$226,157	$4,855	$231,012	-

	Age Analysis of Past Due Purchased Loans Receivable
	As of September 30, 2011
							Recorded
							Investment
	30-89 Days	Over 90 days	Total Past	Current and		Total	90 Days and
	Past Due	Past Due	Due	Accruing	Nonaccrual	Loans	Accruing

Real Estate:
1-4 family Residential	$1,744	$6,352	$8,096	$116,325	$6,352	$122,677	-
Multi-family Residential	-	488	488	14,715	488	15,203	-
Construction	-	-	-	-	-	-	-
Commercial	11	746	757	40,513	746	41,259	-
Consumer	-	11	11	1,323	11	1,334	-
Total	$1,755	$7,597	$9,352	$172,876	$7,597	$180,473	-

	Impaired Loans
	As of September 30, 2011

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Purchased loans with no related allowance recorded:
Real Estate:
1-4 family Residential	$5,616	$5,616	$-	$85	$105
Multi-family
Residential	1,138	1,138	-	228	17
Construction	-	-	-	-	-
Commercial	8,697	8,697	-	457	11
Consumer	1,271	1,271	-	42	1
Total	$16,722	$16,722	$-	$139	$134

	Impaired Loans
	As of September 30, 2011

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$4,264	$4,264	$-	$112	$66
Multi-family	97	97	-	97	4
Commercial	187	187	-	93	4
Consumer	-	-	-	-	-
Total	$4,548	$4,548	$-	$111	$74
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$211	$584	$373	$26	$-
Commercial	152	160	8	152	-
Consumer	-	-	-	-	-
Total	$363	$744	$381	$40	$-
Total:
Real Estate:
1-4 family Residential	$10,091	$10,464	$373	$90	$171
Multi-family
Residential	1,235	1,235	-	206	21
Construction	-	-	-	-	-
Commercial	9,036	9,044	8	411	15
Consumer	1,271	1,271	-	42	1
Total	$21,633	$22,014	$381	$127	$208

	Impaired Loans
	As of December 31, 2010

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Originated loans
with no related
allowance recorded:
Real Estate:
1-4 family Residential	$4,038	$4,038	$-	$104	$126
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	222	222	-	111	2
Consumer	-	-	-	-	-
Total	$4,260	$4,260	$-	$215	$128

	Impaired Loans
	As of December 31, 2010

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Originated with
an allowance recorded:
Real Estate:
1-4 family Residential	$734	$951	$217	$56	$9
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$734	$951	$217	$56	$9
Total:
Real Estate:
1-4 family Residential	$4,772	$4,989	$217	$160	$135
Multi-family
Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	222	222	-	111	2
Consumer	-	-	-	-	-
Total	$4,994	$5,211	$217	$203	$137

Modifications
As of September 30, 2011

		Pre-Modification	Post-Modification
Outstanding
	Number of	Outstanding Recorded	Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	2	$1,272	$1,274
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	-	-	-
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
Troubled Debt Restructurings
That Subsequently Defaulted

Real Estate:
1-4 Family Residential	2	$1,274
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

Modifications
As of December 31, 2010

		Pre-Modification	Post-Modification
Outstanding
	Number of	Outstanding Recorded	Recorded
	Contracts	Investment	Investment
Troubled Debt Restructurings
Real Estate:
1-4 Family Residential	6	$2,283	$2,361
Multi-family Residential	-	-	-
Construction	-	-	-
Commercial	-	-	-
Consumer	-	-	-

	Number of	Recorded
	Contracts	Investment
Troubled Debt Restructurings
That Subsequently Defaulted

Real Estate:
1-4 Family Residential	3	$1,955
Multi-family Residential	-	-
Construction	-	-
Commercial	-	-
Consumer	-	-

The modifications related to interest only payments ranging from a three to six month period.  Due to the short term cash flow deficiency, no related allowance was recorded as a result of the restructurings.
The collateral value was updated with recent appraisals which gave no indication of impairment.